Summary of Organization and Significant Accounting Policies - Assets and Liabilities Measured at Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 28, 2013	Dec. 29, 2012
Accounting Policies [Abstract]
Current portion of contingent consideration		$ 746
Contingent consideration	$ 1,908	$ 1,908